Income Tax Expense - Summary of Deferred Tax (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance		¥ 198,922
Ending balance	$ 33,554	224,479	¥ 198,922
PRC withholding tax on dividend income [Member]
Disclosure of deferred tax assets and liabilities [Line Items]
Beginning balance	(15,033)	(100,572)	(103,347)
Provision made to consolidated statement of profit or loss	(4,460)	(29,842)	(29,031)
Utilization	3,511	23,492	31,806
Ending balance	$ (15,982)	¥ (106,922)	¥ (100,572)